Loans, financing, debentures and derivative financial instruments - Summary of Appropriated Profit or Loss in The Future (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	R$ 80,573
Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	16,800
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	12,661
2 to 3 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	11,744
3 to 4 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	11,359
4 to 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	10,721
More than 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	17,288
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	68,168
Debentures [member] | Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	14,511
Debentures [member] | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	10,363
Debentures [member] | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	9,450
Debentures [member] | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	9,272
Debentures [member] | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	9,309
Debentures [member] | More than 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	15,263
Notes in the foreign market [member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	12,405
Notes in the foreign market [member] | Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	2,289
Notes in the foreign market [member] | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	2,298
Notes in the foreign market [member] | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	2,294
Notes in the foreign market [member] | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	2,087
Notes in the foreign market [member] | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	1,412
Notes in the foreign market [member] | More than 5 years
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	R$ 2,025